Financial Instruments and Derivatives	12 Months Ended
Apr. 30, 2012
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]

16.   Financial Instruments and Derivatives

The Company adopted FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its assets and liabilities. The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Except for the interest rate swap contracts described below, the carrying amounts of financial assets and liabilities, such as cash and cash equivalents, trade receivables, deposits, prepayment and other receivables, other current assets, trade payables, and other current liabilities, approximate at their fair values because of the short maturity of these instruments and market rates of interest.

As a result of the various floating rate bank borrowings being obtained during the period to support the Company's expansion, the Company entered into two interest rate swap contracts with two commercial banks to reduce the exposure to variability in future cash flows attributable to a portion of its borrowings. The Company did not use these derivative financial instruments for speculative or trading purpose, nor did it hold or issue leveraged derivative financial instruments. As of April 30, 2011 and 2012, the fair value of the two interest rate swap contracts amounted to HK$1,540 and 811, respectively, was included in other payables and accruals in current liabilities. The two respective interest rate swap contracts will expire on August 29, 2014 and September 8, 2014, with their notional amounts as of April 30, 2011, HK$17,736 and HK$35,000 respectively. The provisions of the contracts provide that the Company will pay the commercial banks a fixed rate of 2.65% p.a. and 2.07% p.a. respectively and the commercial banks will pay the Company a variable rate equal to three-month HIBOR, which was 0.25% at April 30, 2011 and 2012. The interest rate swap contracts were not designated as a hedging instrument under derivative accounting guidance, and gains and losses from changes in its fair value were therefore included in interest expenses. These interest rate swap contracts are classified as Level 2 in the fair value hierarchy under FASB ASC 820. The fair value of the interest rate swap contracts is arrived at by discounting the present value of the difference between the contractual swap rate and the current market swap rates on April 30, 2011 and 2012, respectively, utilizing the notional amounts and the remaining terms of the swap contracts.

The following table summarizes the Company’s fair value of outstanding derivatives:

	Consolidated	April 30,
	Balance Sheet Presentation	2011	2012
		HK$	HK$
Derivatives not designated as hedging instruments
Fair value of interest rate swap contracts	Other payables and accruals	1,540	811

The impact on net income from derivatives activity for the years ended April 30, 2010, 2011 and 2012 are as follows:

	Presentation of gain or	Year ended April 30,
	loss recognized on derivatives	2010	2011	2012
		HK$	HK$	HK$
Derivatives not designated as hedging instruments
Interest rate swap contracts	Changes in fair value of derivatives included in administrative expenses	-	2,254	215